SEGMENT INFORMATION (Tables)	12 Months Ended
Dec. 31, 2020
Segment Reporting [Abstract]
Segment Information
Financial information for our segments is as follows:

for the years ended December 31 (in millions)	2020	2019	2018
Net sales:
Americas	$6,321	$6,306	$6,156
EMEA	2,877	2,756	2,741
APAC	2,475	2,300	2,202
Total net sales	$11,673	$11,362	$11,099
Operating income:
Americas	$2,389	$2,499	$2,533
EMEA	523	527	544
APAC	591	549	532
Total segment operating income	$3,503	$3,575	$3,609
Depreciation Expense:
Americas	$249	$255	$229
EMEA	150	149	158
APAC	94	85	95
Corporate and other	108	117	120
Total depreciation expense	$601	$606	$602
Capital expenditures:
Americas	$380	$325	$296
EMEA	157	143	140
APAC	103	98	122
Corporate and other	84	120	134
Total capital expenditures	$724	$686	$692

Operating Income to Income from Continuing Operations Reconciliation
The following table is a reconciliation of segment operating income to income from continuing operations before income taxes per the consolidated statements of income.

for the years ended December 31 (in millions)	2020	2019	2018
Total segment operating income	$3,503	$3,575	$3,609
Corporate and other	(1,887)	(1,803)	(2,025)
Total operating income	1,616	1,772	1,584
Net interest expense	134	71	45
Other (income) expense, net	190	731	(78)
Income from continuing operations before income taxes	$1,292	$970	$1,617

Geographic Information

for the years ended December 31 (in millions)	2020	2019	2018
Net sales:
United States	$4,878	$4,826	$4,723
Latin America and Canada	1,191	1,268	1,228
EMEA	3,129	2,968	2,946
APAC	2,475	2,300	2,202
Total net sales	$11,673	$11,362	$11,099

as of December 31 (in millions)	2020	2019
PP&E and operating lease right-of-use assets, net:
United States	$1,888	$1,889
EMEA	1,556	1,447
APAC	1,024	959
Latin America and Canada	857	825
Consolidated PP&E and operating lease right-of-use assets, net	$5,325	$5,120